UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment:  ___  Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Churchill Management Corporation
Address:  5900 Wilshire Blvd., Suite 600
          Los Angeles, CA  90036

Form 13F File Number:    28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eileen Holmes
Title:    Senior Vice President
Phone:    323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                      Los Angeles, CA          October 17,
2008
          [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:      $ 49,825 (X1000)


List of Other Included Managers:

NONE

NAME OF ISSUER            TIT  CUSIP       VALUE        SHARES              INV.   OTH   VOTING
                          LE               X1000                            DISC.  ER    AUTH
                          OF                                                       MGR
                          CLA
                          SS
                                                                                            SOLE
AMERICAN INTERNATIONAL    COM  026874107          122      36500    SH      Sole              36500
GROUP I
BERKSHIRE HATHAWAY INC    COM  084670207          378         86    SH      Sole                 86
CL B
CHEVRON CORPORATION       COM  166764100          315       3819    SH      Sole               3819
EXXON MOBIL CORP          COM  30231G102          404   5203.452    SH      Sole           5203.452
HEALTH CARE SELECT SECT   COM  81369Y209         3926     130636    SH      Sole             130636
SPDR
ISHARES TR RUSL 2000      COM  464287648         1520      21503    SH      Sole              21503
GROW
ISHARES TR RUSL 2000      COM  464287630         1646      24474    SH      Sole              24474
VALU
ISHARES TR RUSSELL MCP    COM  464287481         1387      31994    SH      Sole              31994
GR
ISHARES TR RUSSELL MCP    COM  464287473         1478      37688    SH      Sole              37688
VL
ISHARES TR RUSSELL        COM  464287499         1429      17393    SH      Sole              17393
MIDCAP
ISHARES TR S&P500/BAR     COM  464287309        10722     188840    SH      Sole             188840
GRW
ISHARES TRUST RUSSELL     COM  464287655         1597      23482    SH      Sole              23482
2000 IND
JOHNSON & JOHNSON         COM  478160104          245   3533.117    SH      Sole           3533.117
MALAGA FINL CORP COM      COM  561046103          309      32535    SH      Sole              32535
MICROSOFT CORP            COM  594918104          219   8221.768    SH      Sole           8221.768
QUALCOMM INC              COM  747525103          239   5555.127    SH      Sole           5555.127
SCHMITT INDS INC ORE COM  COM  806870200          292      50000    SH      Sole              50000
NEW
SECTOR SPDR TR SBI INT-   COM  81369Y605         2559     128658    SH      Sole             128658
FINL
SELECT SECTOR SPDR TR     COM  81369Y308         4744     171871    SH      Sole             171871
SBI CONS
SILVER STAR ENERGY INC    COM  828234203            0      18905    SH      Sole              18905
COM NEW
SPDR SERIES TRUST SPDR    COM  78464A680          258       5600    SH      Sole               5600
SR TR
STANDARD & POORS          COM  78462f103        15826   136444.1    SH      Sole           136444.1
DEPOSITARY RE
XTO ENERGY CORP COM       COM  98385X106          210   4522.316    SH      Sole           4522.316




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